SHARE OPTION PLANS (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Exercisable		10,300,000	10,300,000
Weighted-Average Remaining Contractual Life (Years)	0 years	7 months 28 days	1 year 7 months 28 days
Stock Option [Member] | Minimum [Member]
Exercisable	$ 0	$ 0.15	$ 0.15
Stock Option [Member] | Maximum [Member]
Exercisable	$ 0	$ 0.20	$ 0.20